Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Dec. 31, 2009 Preferred stock Restated Amount	Sep. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Sep. 30, 2011 Convertible Series B preferred stock	Dec. 31, 2010 Convertible Series B preferred stock	Dec. 31, 2009 Convertible Series B preferred stock Restated Amount	Sep. 30, 2011 Convertible Series C preferred stock	Dec. 31, 2010 Convertible Series C preferred stock	Dec. 31, 2009 Convertible Series C preferred stock Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount Notes payable, current portion due	Dec. 31, 2009 Restated Amount Long term convertible notes payable	Sep. 30, 2011 Notes payable, current portion due	Dec. 31, 2010 Notes payable, current portion due	Dec. 31, 2010 Long term convertible notes payable
Trade accounts receivable, allowance	$ 125,000	$ 125,000													$ 135,000
Inventories, allowance	300,000	164,005													100,000
Long term notes payable, current portion due	4,235,587	4,109,749													678,128	53,128		4,235,587	4,109,749
Long term notes payable, related party, current portion due																170,852		0	487,208
Long term notes payable related party, discounts																369,516	2,773,555		0	0
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000	5,000,000	5,000,000	5,000,000	30,000	30,000	30,000	10,000	10,000	10,000
Preferred stock, shares issued						50,543	50,543	50,543
Preferred stock, shares outstanding						50,543	50,543	50,543	0	0	0	0	0	0
Preferred stock, liquidation preference						$ 50,543	$ 50,543
Preferred stock, liquidation preference							$ 50,543	$ 50,543
Common stock, par value	$ 0.001	$ 0.001													$ 0.001
Common stock, shares authorized	325,000,000	325,000,000													325,000,000
Common stock, shares issued	219,282,472	214,045,673													169,837,626
Common stock, shares outstanding	219,282,472	214,045,673													169,837,626
Common stock issuable, shares authorized	0	50,000													0
Common stock issuable, shares issuable	0	50,000													0